Offerings	Aug. 01, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, $0.01 par value per share
Amount Registered | shares	4,920,964
Proposed Maximum Offering Price per Unit	10.00
Maximum Aggregate Offering Price	$ 49,209,640.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 7,534.00
Offering Note	This registration statement relates to 4,920,964 shares of common stock of Avidia Bancorp, Inc. that may be purchased with employee contributions to the 401(k) Plan as Adopted by Avidia Bank (the "Plan"). The Proposed Maximum Offering Price per unit is determined pursuant 17 C.F.R. Sections 230.457(h)(1) and 230.457(c) of the Securities Act.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Participation Interests
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	Pursuant to 17 C.F.R. Section 230.416(c) under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement also covers an indeterminate amount of participation interests to be offered or sold pursuant to the Plan. Pursuant to 17 C.F.R. Section 230.457(h)(2) of the Securities Act, no registration fee is required to be paid.